Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2012
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Class N
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHASX
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHAIX
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Class N
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHAMX
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIMX